UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31

Date of reporting period:	01/31/2010

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (6.7%)
General Electric Capital Corp., 0.11% (a), 2/1/10	$38,694	$38,694

Total Commercial Paper (Amortized Cost $38,694)		38,694

Common Stocks (92.0%)
Aerospace/Defense (3.6%):
Lockheed Martin Corp.	159,000	11,849
Raytheon Co.	164,000	8,598
		20,447
Airlines (1.4%):
Southwest Airlines Co.	725,000	8,214

Automotive (0.8%):
Ford Motor Co. (b)	435,000	4,715

Banks (4.5%):
Bank of America Corp.	1,010,000	15,332
Northern Trust Corp.	208,480	10,532
		25,864
Biotechnology (1.1%):
Amgen, Inc. (b)	108,852	6,366

Brokerage Services (2.7%):
Charles Schwab Corp. (c)	843,067	15,420

Commercial Services (1.1%):
Paychex, Inc. (c)	228,000	6,610

Computers & Peripherals (1.8%):
EMC Corp. (b)	613,675	10,230

Consumer Products (0.7%):
Colgate-Palmolive Co.	50,550	4,045

Electronics (3.2%):
General Electric Co.	1,139,229	18,319

Environmental Control (1.1%):
Waste Management, Inc.	193,000	6,186

Food Distributors, Supermarkets & Wholesalers (2.3%):
The Kroger Co.	605,351	12,973

Food Processing & Packaging (4.2%):
H.J. Heinz Co.	84,800	3,700
Kellogg Co.	106,000	5,768
Mead Johnson Nutrition Co., Class A	125,000	5,654
Nestle SA, Sponsored ADR	193,415	9,189
		24,311
Health Care (1.4%):
Alcon, Inc.	51,528	8,023

Home Builders (0.7%):
Toll Brothers, Inc. (b)	208,656	3,854

Insurance (0.7%):
The Chubb Corp.	54,000	2,700
The Travelers Cos., Inc.	27,000	1,368
		4,068
Internet Business Services (0.3%):
McAfee, Inc. (b)	47,000	1,772

See notes to schedules of investments.

Security Description	Shares	Value
Internet Service Provider (1.8%):
Yahoo!, Inc. (b)	700,865	$10,520

Investment Companies (1.3%):
Invesco Ltd.	397,610	7,674

Manufacturing-Diversified (2.3%):
Illinois Tool Works, Inc.	51,600	2,249
Ingersoll-Rand PLC	134,000	4,350
Tyco International Ltd.	182,433	6,463
		13,062
Media (0.5%):
News Corp., Class A	237,934	3,000

Mining (1.5%):
Barrick Gold Corp.	107,403	3,740
Newmont Mining Corp.	113,950	4,884
		8,624
Oil & Gas Exploration-Production & Services (2.9%):
Anadarko Petroleum Corp.	129,360	8,251
Apache Corp.	31,000	3,062
ENSCO International PLC, Sponsored ADR	136,000	5,308
		16,621
Oil Companies-Integrated (4.3%):
Exxon Mobil Corp. (c)	306,000	19,716
Hess Corp.	81,627	4,717
		24,433
Oilfield Services & Equipment (5.7%):
Halliburton Co.	371,579	10,854
Schlumberger Ltd.	207,244	13,152
Weatherford International Ltd. (b)	539,000	8,451
		32,457
Pharmaceuticals (10.9%):
Johnson & Johnson	261,250	16,422
Merck & Co., Inc.	312,175	11,919
Pfizer, Inc.	1,167,600	21,788
Teva Pharmaceutical Industries Ltd., Sponsored ADR	220,350	12,498
		62,627
Radio & Television (0.2%):
Time Warner Cable, Inc., Class A	20,862	909

Retail (2.0%):
Target Corp.	221,602	11,362

Retail-Drug Stores (2.0%):
CVS Caremark Corp.	349,745	11,321

Retail-Specialty Stores (3.6%):
Lowe’s Cos., Inc.	958,790	20,758

Semiconductors (6.9%):
Altera Corp.	334,122	7,123
Applied Materials, Inc.	957,198	11,659
Intel Corp.	364,504	7,071
Lam Research Corp. (b)	123,450	4,075
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	928,218	9,431
		39,359
Software & Computer Services (4.0%):
Microsoft Corp.	524,175	14,771

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Oracle Corp.	360,649	$8,317
		23,088
Steel (2.0%):
Nucor Corp.	279,462	11,402

Telecommunications-Services & Equipment (1.1%):
Motorola, Inc. (b)	997,017	6,132

Transportation Services (4.5%):
Expeditors International of Washington, Inc.	178,000	6,070
United Parcel Service, Inc., Class B	342,850	19,806
		25,876
Utilities-Telecommunications (2.9%):
Verizon Communications, Inc.	569,000	16,740

Total Common Stocks (Cost $455,587)		527,382

Convertible Preferred Stocks (0.7%)
Bank of America Corp., 10.00%	252	3,805

Total Convertible Preferred Stocks (Amortized Cost $3,780)		3,805

Short-Term Securities Held as Collateral for Securities Lending (3.0%)
Pool of various securities for Victory Funds	$17,224	17,196

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $17,224)		17,196

Total Investments (Cost $515,285) — 102.4%		587,077

Liabilities in excess of other assets — (2.4)%		(13,695)

NET ASSETS — 100.0%		$573,382

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Institutional Funds

Notes to Schedule of Portfolio Investments

January 31, 2010 (Unaudited)

1.  Federal Tax Information:

At January 31, 2010, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation is as follows (amounts in thousands):

Cost of
	Investments	Gross	Gross	Net Unrealized
	For Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Institutional Diversified Stock Fund	533,466	80,267	(26,656)	53,611

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Trust presently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is  principally traded or at the Nasdaq Official Closing Price. If there are no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities.

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest  rates, applicable to those securities, etc.).

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, while the breakdown, by category, of common stocks is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total

Diversified Stock Fund
Commercial Paper	$—	$38,694	$—	$38,694
Common Stocks	527,382	—	—	527,382
Convertible Preferred Stocks	3,805	—	—	3,805
Short-Term Securities Held as Collateral for Securities Lending	—	17,190	6	17,196
Total	531,187	55,884	6	587,077

Reconciliation of Level 3 items.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
Balance as of 10/31/09	$98
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	(6)
Net purchases (sales)	(86)
Transfers in and/or out of Level 3	—
Balance as of 1/31/10	$6

(a) The change in unrealized appreciation/depreciation is attributable to investments held at January 31, 2010.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board.  Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities.  The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest).  If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs.  Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Derivative Instruments:

The Fund may be subject to equity price risk in the normal course of pursing investment objectives.  The Fund may invest in futures contracts to hedge against changes in the value of equities.  The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.  For the period ended January 31, 2010, the Fund did not hold any futures contracts.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis.  When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  No interest accrues to the Fund until the transaction settles and payment takes place.  Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.  As of January 31, 2010, the Fund had no outstanding when-issued purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association (“KeyBank”), the Fund’s custodian and an affiliate of Victory Capital Management Inc., the Fund’s investment adviser (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period ended January 31, 2010, KeyBank received $61 (amount in thousands) in total from the Trust, The Victory Portfolios and/or The Victory Variable Insurance Funds (the “Victory Trusts”) for its services as lending agent. Under guidelines established by the Board, the Fund must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

The Fund loaned securities and received cash collateral with the following values as of January 31, 2010 (amounts in thousands):

			Average	Income
			Loan	Received by
	Value of		Outstanding	KeyBank from
	Loaned	Value of	During	Securities
	Securities	Collateral	the Year	Lending
Diversified Stock Fund	$16,498	$17,196	$8,861	$1

The cash collateral received by the funds in the Victory Trusts on January 31, 2010 was pooled together and invested in the following (amounts in thousands):

Value of Collateral
Money Market Funds
AIM Short-Term Investments Trust Government & Agency Portfolio, 0.07%(a)	$6,543
Dreyfus Cash Management Fund, 0.11%(a)	20,000
DWS Government Cash Institutional Shares, 0.06%(a)	18,740
FFI Select Institutional Fund, 0.16%(a)	44,307
JPMorgan Prime Money Market Fund, 0.11%(a)	48,000
Morgan Stanley Institutional Liquidity Funds Prime Money Market Fund, 0.10%(a)	29,587
Reserve Primary Fund, 0.00%(a)	238
Repurchase Agreements
Bank of America, 0.24%, 2/1/10	140,000
(Date of Agreement, 1/29/10, Proceeds at maturity $140,003 collateralized by $144,200 various corporate securities, 0.00%-12.25%, 2/1/10-12/30/99, market value $141,896) Dean Witter, 0.38%, 2/1/10	140,000
(Date of Agreement, 1/29/10, Proceeds at maturity $140,004 collateralized by $144,176 various corporate securities, 0.00%-10.38%, 5/15/10-4/15/99, market value $142,319) Deutsche Bank, 0.23%, 2/1/10	140,000
(Date of Agreement, 1/29/10, Proceeds at maturity $140,003 collateralized by $185,400 various corporate securities, 0.00%-7.70%, 6/15/10-6/12/50, market value $184,783) Wachovia, 0.23%, 2/1/10	140,000
(Date of Agreement, 1/29/10, Proceeds at maturity $140,003 collateralized by $164,800 various corporate securities, 0.00%-5.76%, 7/28/12-3/1/42, market value $163,577)

Total Value	$727,415

(a) Rate disclosed is the one day yield as of 1/31/10.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund.  The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances.  The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Institutional Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	3/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo_II
Michael Policarpo II, President
Date	3/29/10

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	3/29/10

* Print the name and title of each signing officer under his or her signature.